Other comprehensive income - Items may be reclassified: investments in subsidiaries, etc. (Details) - EUR (€) € in Millions					12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that may be reclassified to profit or loss
Balance at beginning of year		€ (17,661)			€ (16,701)	€ (17,661)
Revaluation gains/(losses)				€ (131)
Net amounts transferred to profit or loss	€ 2,136	1,984	€ 1,984	1,585	202			€ (1,716)
Balance at end of year	(16,701)		(17,661)		(26,911)	(16,701)	€ (17,661)
Equity Investments
Items that may be reclassified to profit or loss
Balance at beginning of year		(320)		€ (222)	(335)	(320)	(222)
Revaluation gains/(losses)					(170)	(22)	(118)
Net amounts transferred to profit or loss					16	7	20
Balance at end of year	(335)		(320)		(489)	(335)	(320)	€ (222)
Equity Investments | Zurich Santander Insurance América, S.L. - Consolidated
Items that may be reclassified to profit or loss
Balance at beginning of year		€ (183)			(171)	(183)
Balance at end of year	€ (171)		€ (183)		€ (298)	€ (171)	€ (183)